Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Valkyrie Bitcoin and Ether Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Valkyrie Bitcoin and Ether Strategy ETF NAV
Account Value	$ 7,767	$ 4,065	$ 2,995
Valkyrie Bitcoin Miners ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Valkyrie Bitcoin Miners ETF NAV
Account Value	$ 7,269	3,562	3,267
Valkyrie Bitcoin Futures Leveraged Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Valkyrie Bitcoin Futures Leveraged Strategy ETF NAV
Account Value	$ 10,769
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,262	9,726	7,997
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,405	$ 9,831	$ 8,083
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,664